Regulatory Matters (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Regulatory Matters [Abstract]
Components Of Regulatory Assets And Liabilities

	Remaining Rate Recovery/Amortization Period
	At June 30, 2019	At June 30, 2019	At December 31, 2018
Regulatory assets:
Employee retirement liability (a)(b)(c)	To be determined	$631	$648
Employee retirement costs being amortized	8 years	279	297
Employee retirement costs incurred since the last rate review period (b)	To be determined	76	73
Self-insurance reserve (primarily storm recovery costs) being amortized	8 years	330	351
Self-insurance reserve incurred since the last rate review period (primarily storm related) (b)	To be determined	152	59
Securities reacquisition costs	Lives of related debt	32	10
Deferred conventional meter and metering facilities depreciation	1 year	26	36
Under-recovered AMS costs	8 years	174	185
Energy efficiency performance bonus (a)	1 year or less	3	7
Under-recovered wholesale transmission service expense (a)	1 year or less	32	-
Other regulatory assets	Various	40	25
Total regulatory assets		1,775	1,691

Regulatory liabilities:
Estimated net removal costs	Lives of related assets	1,134	1,023
Excess deferred taxes	Primarily over lives of related assets	1,608	1,571
Over-recovered wholesale transmission service expense (a)	1 year or less	-	89
Other regulatory liabilities	Various	14	14
Total regulatory liabilities		2,756	2,697
Net regulatory assets (liabilities)		$(981)	$(1,006)

____________

(a)	Not earning a return in the regulatory rate-setting process.
(b)	Recovery is specifically authorized by statute or by the PUCT, subject to reasonableness review.

Represents unfunded liabilities recorded in accordance with pension and OPEB accounting standards.

	Remaining Rate Recovery/Amortization Period at	At December 31,
	December 31, 2018	2018	2017

Regulatory assets:
Employee retirement liability (a)(b)(c)	To be determined	$648	$854
Employee retirement costs being amortized	9 years	297	331
Employee retirement costs incurred since the last rate review period (b)	To be determined	73	30
Self-insurance reserve (primarily storm recovery costs) being amortized	9 years	351	394
Self-insurance reserve incurred since the last rate review period (b)	To be determined	59	49
Securities reacquisition costs	Lives of related debt	10	12
Deferred conventional meter and metering facilities depreciation	2 years	36	57
Under-recovered AMS costs	9 years	185	206
Excess deferred taxes	Various	-	197
Energy efficiency performance bonus (a)	1 year or less	7	12
Other regulatory assets	Various	25	38
Total regulatory assets		1,691	2,180

Regulatory liabilities:
Estimated net removal costs	Lives of related assets	1,023	954
Excess deferred taxes	Primarily over lives of related assets	1,571	1,789
Over-recovered wholesale transmission service expense (a)	1 year or less	89	47
Other regulatory liabilities	Various	14	17
Total regulatory liabilities		2,697	2,807
Net regulatory assets (liabilities)		$(1,006)	$(627)

____________

(a)	Not earning a return in the regulatory rate-setting process.
(b)	Recovery is specifically authorized by statute or by the PUCT, subject to reasonableness review.
(c)	Represents unfunded liabilities recorded in accordance with pension and OPEB accounting standards.